Financial debt (Details 1) - MXN ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,609,780	$ 2,396,624	$ 2,603,137
Less current maturities		(64,973)	(842,651)	(1,652,725)
Long-term debt, excluding current maturities		1,544,807	1,553,973	950,412
Denominated in pesos, maturing in September 2017, at TIIE (1) rates plus 0.63 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1]	0	0	98,000
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	553,651	603,739
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	289,000	293,400
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	53,980	53,973	53,978
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.50 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	0	0	54,000
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	55,007	0	0
Debt securities (subsection (d)) [member]
Disclosure of financial debt [Line Items]
Total Long-term debt		0	0	1,500,000
Debt securities (subsection (d)) [member]
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,500,793	$ 1,500,000	$ 0

[1]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
[2]	FIRA (for its acronym in Spanish) = Agriculture Trust Funds